Putnam Investments
One Post Office Square
Boston, MA 02109
August 27, 2010

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
Attention: Linda Stirling, Esq.

Re:	Putnam Investment Funds (Securities Act Reg. No. 33-56339 and Investment Company Act File No. 811-
07237) (the “Trust”) on behalf of Putnam Capital Opportunities Fund and Putnam Multi-Cap Value Fund –
Post-Effective Amendment No. 101 to the Trust’s Registration Statement on Form N-1A (the
“Amendment”)

Dear Ms. Stirling:

We are filing today through the EDGAR system, on behalf of Putnam Capital Opportunities Fund and Putnam Multi-Cap Value Fund, each a series of Putnam Investment Funds, Post-Effective Amendment No. 101 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”) and Rule 8b-16 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Amendment is electronically coded to show changes to the prospectus and statement of additional information of Putnam Capital Opportunities Fund from the corresponding documents dated August 30, 2009, filed with the Commission on August 27, 2009, and changes to the prospectus and statement of additional information of Putnam Multi-Cap Value Fund from the corresponding documents included in Post-Effective Amendment No. 100, which was filed with the Commission pursuant to Rule 485(a) under the Securities Act (the “485(a) filing”) and Rule 8b-16 under the 1940 Act on June 30, 2010.

In the case of Putnam Capital Opportunities Fund, the changes include (i) updates to the financial statements and other information pursuant to Section 10(a)(3) of the Securities Act; (ii) revisions to the prospectus to reflect the amendments to Form N-1A effective March 31, 2009, and (iii) minor revisions to reflect standard Putnam disclosure. We note that, on April 27, 2010, the staff of the Commission granted Putnam Capital Opportunities Fund relief, pursuant to Rule 485(b)(1)(vii) under the Securities Act, from the requirement to reflect changes pursuant to the above-referenced amendments to Form N-1A in a filing under Rule 485(a).

In the case of Putnam Multi-Cap Value Fund (which will change its name from Putnam Mid Cap Value Fund to Putnam Multi-Cap Value Fund effective September 1, 2010), the changes include the updating of financial statements and other information pursuant to Section 10(a)(3) of the Securities Act and minor revisions to reflect standard Putnam disclosure. Certain changes also have been made in response to comments that you provided telephonically to Carlo Forcione on behalf of the staff of the U.S. Securities and Exchange Commission (the “Staff”) regarding the 485(a) filing.

For convenience of reference, I have summarized the Staff’s comments before the responses by Putnam Multi-Cap Value Fund (for the purposes of the following section, the “Fund”).

Prospectus

1. In “Fund summary—Investments, risks, and performance--Investor profile,” please remove the reference to the Fund as part of a suite of funds, or move it to a location after the “Fund summary” section.

Response: In response to your comment, the content of the “Investor profile” section has been removed from the section “Fund summary” and repositioned as the second paragraph under the heading “What are the fund’s main investment strategies and related risks?”

2. In “Fund summary—Investments, risks, and performance—Performance,” please shorten to one sentence the disclosure regarding the Fund’s prior investment strategy.

Response: As requested, the disclosure regarding the Fund’s prior investment strategy has been shortened to one sentence.

3. In “Fund summary—Purchase and sale of fund shares,” please delete “either through your financial advisor or directly to the fund” from the first sentence of the third paragraph.

Response: We have deleted the language, as requested.

4. If foreign securities, derivatives and alternative strategies, which are discussed in the section “What are the fund’s main investment strategies and related risks?”, are principal investment strategies of the Fund, please consider including disclosure on these strategies in the “Fund summary” section. If these are not principal investment strategies, please remove or clarify accordingly the discussion of these strategies.

Response: In response to your comment, the disclosure regarding foreign securities and derivatives has been revised to clarify that foreign securities and derivatives do not represent a primary focus of the Fund. However, the disclosure regarding alternative strategies has not been revised, as we believe that the current disclosure accurately conveys that these strategies do not constitute a primary focus of the Fund.

Statement of Additional Information

1. Please enhance the disclosure with respect to each Trustee’s specific experience, qualifications, attributes, or skills that lead to the conclusion that the person should serve as a trustee of the Fund.

Response: In response to your comment, we have revised the disclosure in the “Trustee Qualifications” section (i) to clarify that the specific experience, qualifications, attributes and skills that are discussed for each Trustee in the table preceding this disclosure, together with the particular attributes noted for each Trustee in this disclosure, were the basis for the Board Policy and Nominating Committee’s conclusion to recommend that the person should serve as a Trustee, and (ii) to clarify that the specific experiences, qualifications, attributes and skills were considered indicative of each person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work. We believe that the disclosure, as revised, satisfies Item 17(b)(10) of Form N-1A, which provides: “For each director, briefly discuss the specific experience, qualifications, attributes, or skills that lead to the conclusion that the person should serve as a director for the Fund at the time the disclosure is made, in light of the Fund’s business and structure.”

I believe that this letter addresses the Staff’s comments. Should you have any further questions, please do not hesitate to call me at (617) 760-1105.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Very truly yours,

/s/ Karen R. Kay
Karen R. Kay
Managing Director and Senior Counsel

cc: Philip W. Romohr, Esq., Ropes & Gray LLP